Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net sales	$ 1,444,468	$ 1,235,576	$ 1,496,963
Cost of sales	1,276,006	1,104,088	1,329,406
Gross profit	168,462	131,488	167,557
Selling, general, and administrative expenses	178,009	183,039	238,641
Loss from operations	(9,547)	(51,551)	(71,084)
Interest income	2,325	2,721	2,348
Interest expense	(1,009)	(952)	(2,541)
Other income, net	5,353	3,557	2,770
Gain from sales of investment		1,619	6,835
Loss before provision for income taxes	(2,878)	(44,606)	(61,672)
Provision for (benefit from) income taxes	2,003	(1,278)	(2,682)
Net loss	$ (4,881)	$ (43,328)	$ (58,990)
Basic loss per share (in Dollars per share)	$ (0.24)	$ (2.25)	$ (3.12)
Diluted loss per share (in Dollars per share)	$ (0.24)	$ (2.25)	$ (3.12)
Weighted average shares used in computation of loss per share:
Basic (in Shares)	20,114	19,285	18,928
Diluted (in Shares)	20,114	19,285	18,928